Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Aug. 26, 2021
Wheels Up Partners, LLC Counterclaim | Pending Litigation
Other Commitments [Line Items]
Damages sought against Wheels Up Partners, LLC			$ 75,000
Minimum
Other Commitments [Line Items]
Formal notice of exercise of put option	60 days	60 days
Lease term	5 years	5 years
Obligation at end of lease term				$ 3,450
Maximum
Other Commitments [Line Items]
Formal notice of exercise of put option	90 days	90 days
Lease term	10 years	10 years
Obligation at end of lease term				$ 2,070